INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 3,699
Cost at end of year	2,892	$ 3,699
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(958)	(782)
Amortization	(125)	(113)
Assets reclassified as held for sale	5	0
Foreign currency translation	208	(63)
Cost at end of year	$ (870)	$ (958)